Consolidating Condensed Financial Information - Schedule of Condensed Consolidating Statement of Cash Flows Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net cash provided by (used in) operating activities	$ 1,005,079	$ 1,130,670	$ 1,310,448
Cash flows from investing activities
Capital expenditures, net of construction payable	(1,466,819)	(872,041)	(562,124)
Dispositions of property and equipment	8,032	7,651	18,030
Proceeds from sale of business units and investment in unconsolidated affiliates	92,207
Investments in and advances to unconsolidated affiliates	(196,062)	(103,040)	(28,953)
Distributions from unconsolidated affiliates in excess of cumulative earnings	201,612	132	110
Investments in treasury securities - maturities longer than 90 days		(123,133)	(219,546)
Proceeds from treasury securities - maturities longer than 90 days		210,300	252,592
Investments in cash deposits - original maturities longer than 90 days	(200,205)	(570,000)
Proceeds from cash deposits - original maturities longer than 90 days	770,205
Payments for gaming licenses		(85,000)	(21,600)
Other	(4,028)	10,981	1,354
Net cash used in investing activities	(795,058)	(1,524,150)	(560,137)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facilities – maturities of 90 days or less	977,275	(28,000)	(28,000)
Borrowings under bank credit facilities – maturities longer than 90 days	5,118,750	5,171,250	2,793,000
Repayments under bank credit facilities – maturities longer than 90 days	(5,118,750)	(5,171,250)	(2,793,000)
Issuance of senior notes		1,250,750	500,000
Retirement of senior notes	(875,504)	(508,900)	(612,262)
Debt issuance costs	(46,170)	(13,681)	(23,576)
Distributions to noncontrolling interest owners	(307,227)	(386,709)	(318,348)
Proceeds from issuance of redeemable noncontrolling interests	6,250
Other	(12,503)	(5,383)	(7,522)
Net cash provided by (used in) financing activities	(257,879)	308,077	(489,708)
Effect of exchange rate on cash	793	(889)	(443)
Cash and cash equivalents
Net increase (decrease) for the period	(47,065)	(86,292)	260,160
Change in cash related to assets held for sale	3,662	(3,662)
Balance, beginning of period	1,713,715	1,803,669	1,543,509
Balance, end of period	1,670,312	1,713,715	1,803,669
Parent [Member]
Cash flows from operating activities
Net cash provided by (used in) operating activities	(776,996)	(718,756)	(819,282)
Cash flows from investing activities
Investments in and advances to unconsolidated affiliates	(141,390)	(31,400)	(23,600)
Investments in cash deposits - original maturities longer than 90 days	(200,205)	(570,000)
Proceeds from cash deposits - original maturities longer than 90 days	770,205
Net cash used in investing activities	428,610	(601,400)	(23,600)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facilities – maturities of 90 days or less	(28,000)	(28,000)	(28,000)
Borrowings under bank credit facilities – maturities longer than 90 days	3,768,750	3,821,250	2,343,000
Repayments under bank credit facilities – maturities longer than 90 days	(3,768,750)	(3,821,250)	(2,343,000)
Issuance of senior notes		1,250,750	500,000
Retirement of senior notes	(875,504)	(508,900)	(462,226)
Debt issuance costs		(13,681)	(23,576)
Intercompany accounts	1,003,750	1,045,048	985,465
Other	(12,512)	(4,213)	(4,506)
Net cash provided by (used in) financing activities	87,734	1,741,004	967,157
Cash and cash equivalents
Net increase (decrease) for the period	(260,652)	420,848	124,275
Balance, beginning of period	799,508	378,660	254,385
Balance, end of period	538,856	799,508	378,660
Guarantor Subsidiaries [Member]
Cash flows from operating activities
Net cash provided by (used in) operating activities	1,375,703	1,163,402	1,131,587
Cash flows from investing activities
Capital expenditures, net of construction payable	(353,245)	(289,431)	(234,662)
Dispositions of property and equipment	7,901	6,631	11,648
Proceeds from sale of business units and investment in unconsolidated affiliates	92,207
Investments in and advances to unconsolidated affiliates	(54,672)	(46,640)	(5,353)
Distributions from unconsolidated affiliates in excess of cumulative earnings	201,612	132	110
Investments in treasury securities - maturities longer than 90 days		(123,133)	(219,546)
Proceeds from treasury securities - maturities longer than 90 days		210,300	252,592
Intercompany accounts	(1,059,181)	(704,785)
Other	(7,516)	10,981	1,354
Net cash used in investing activities	(1,172,894)	(935,945)	(193,857)
Cash flows from financing activities
Retirement of senior notes			(150,036)
Intercompany accounts	(157,958)	(204,794)	(776,479)
Other		(803)
Net cash provided by (used in) financing activities	(157,958)	(205,597)	(926,515)
Cash and cash equivalents
Net increase (decrease) for the period	44,851	21,860	11,215
Change in cash related to assets held for sale	3,662	(3,662)
Balance, beginning of period	255,655	237,457	226,242
Balance, end of period	304,168	255,655	237,457
Non-Guarantor MGP Subsidiaries [Member]
Cash flows from operating activities
Net cash provided by (used in) operating activities	(58,473)	(59,980)	(59,485)
Cash flows from investing activities
Capital expenditures, net of construction payable	(129,308)	(90,504)	(78,528)
Net cash used in investing activities	(129,308)	(90,504)	(78,528)
Cash flows from financing activities
Intercompany accounts	187,781	150,484	138,013
Net cash provided by (used in) financing activities	187,781	150,484	138,013
Non-Guarantor Other Subsidiaries [Member]
Cash flows from operating activities
Net cash provided by (used in) operating activities	464,845	721,004	1,057,628
Cash flows from investing activities
Capital expenditures, net of construction payable	(984,266)	(492,106)	(248,934)
Dispositions of property and equipment	131	1,020	6,382
Payments for gaming licenses		(85,000)	(21,600)
Other	3,488
Net cash used in investing activities	(980,647)	(576,086)	(264,152)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facilities – maturities of 90 days or less	1,005,275
Borrowings under bank credit facilities – maturities longer than 90 days	1,350,000	1,350,000	450,000
Repayments under bank credit facilities – maturities longer than 90 days	(1,350,000)	(1,350,000)	(450,000)
Debt issuance costs	(46,170)
Intercompany accounts	25,608	(285,953)	(346,999)
Distributions to noncontrolling interest owners	(307,227)	(386,709)	(318,348)
Proceeds from issuance of redeemable noncontrolling interests	6,250
Other	9	(367)	(3,016)
Net cash provided by (used in) financing activities	683,745	(673,029)	(668,363)
Effect of exchange rate on cash	793	(889)	(443)
Cash and cash equivalents
Net increase (decrease) for the period	168,736	(529,000)	124,670
Balance, beginning of period	658,552	1,187,552	1,062,882
Balance, end of period	827,288	658,552	$ 1,187,552
Elimination [Member]
Cash flows from operating activities
Net cash provided by (used in) operating activities		25,000
Cash flows from investing activities
Investments in and advances to unconsolidated affiliates		(25,000)
Intercompany accounts	1,059,181	704,785
Net cash used in investing activities	1,059,181	679,785
Cash flows from financing activities
Intercompany accounts	(1,059,181)	(704,785)
Net cash provided by (used in) financing activities	$ (1,059,181)	$ (704,785)